Acquisitions And Divestitures (Tables)	12 Months Ended
Sep. 30, 2010
Acquisitions And Divestitures [Abstract]
Schedule Of Purchase Price Of Avocent And Chloride Allocated To Assets And Liabilities
Accounts receivable	$197
Inventory	155
Property, plant & equipment and other assets	148
Intangibles	1,071
Goodwill	1,509
Assets held for sale, including deferred taxes	278
Total assets	3,358
Accounts payable and accrued expenses	183
Debt assumed	165
Deferred taxes and other liabilities	395
Cash paid, net of cash acquired	$2,615